UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22917

Absolute Shares Trust

(Exact name of registrant as specified in charter)

Millington Securities, LLC

331 Newman Springs Rd Suite 143

Red Bank, New Jersey 07701

(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.

Millington Securities, LLC

331 Newman Springs Rd Suite 143

Red Bank, New Jersey 07701

(Name and address of agent for service)

(732) 842-4920

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

WBI BullBear Value 3000 ETF
WBIF (Principal U.S. Listing Exchange: NYSE ARCA )
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the WBI BullBear Value 3000 ETF for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
WBI BullBear Value 3000 ETF	$88	1.69%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$24,391,828
Number of Holdings	87
Net Advisory Fee	$98,626
Portfolio Turnover	264%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	11.7%
Mueller Industries, Inc.	1.9%
Yum China Holdings, Inc.	1.9%
American Express Co.	1.9%
Primerica, Inc.	1.9%
Aon PLC	1.9%
Applied Industrial Technologies, Inc.	1.9%
Accenture PLC	1.9%
Red Rock Resorts, Inc.	1.8%
Verisk Analytics, Inc.	1.7%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2026 at https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.
WBI BullBear Value 3000 ETF	PAGE 1	TSR-SAR-00400R601

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI BullBear Value 3000 ETF	PAGE 2	TSR-SAR-00400R601

WBI BullBear Yield 3000 ETF
WBIG (Principal U.S. Listing Exchange: NYSE ARCA )
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the WBI BullBear Yield 3000 ETF for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
WBI BullBear Yield 3000 ETF	$87	1.67%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$29,308,185
Number of Holdings	100
Net Advisory Fee	$130,963
Portfolio Turnover	266%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	19.2%
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund	2.9%
Angel Oak High Yield Opportunities ETF	2.7%
Primoris Services Corp.	1.9%
TCW Senior Loan ETF	1.9%
American Express Co.	1.8%
Mueller Industries, Inc.	1.8%
Aon PLC	1.8%
Yum China Holdings, Inc.	1.8%
Applied Industrial Technologies, Inc.	1.8%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the
Fund’s next prospectus, which we expect to be available by October 30, 2026 at https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.
WBI BullBear Yield 3000 ETF	PAGE 1	TSR-SAR-00400R700

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI BullBear Yield 3000 ETF	PAGE 2	TSR-SAR-00400R700

WBI BullBear Quality 3000 ETF
WBIL (Principal U.S. Listing Exchange: NYSE ARCA )
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the WBI BullBear Quality 3000 ETF for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
WBI BullBear Quality 3000 ETF	$87	1.67%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$29,491,071
Number of Holdings	88
Net Advisory Fee	$130,447
Portfolio Turnover	323%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	8.8%
Eli Lilly & Co.	1.9%
Comfort Systems USA, Inc.	1.9%
TKO Group Holdings, Inc.	1.9%
Regeneron Pharmaceuticals, Inc.	1.9%
eBay, Inc.	1.8%
Visa, Inc.	1.8%
Cardinal Health, Inc.	1.8%
Autodesk, Inc.	1.7%
Cisco Systems, Inc.	1.7%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the
Fund’s next prospectus, which we expect to be available by October 30, 2026 at https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.
WBI BullBear Quality 3000 ETF	PAGE 1	TSR-SAR-00400R809

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI BullBear Quality 3000 ETF	PAGE 2	TSR-SAR-00400R809

WBI Power Factor High Dividend ETF
WBIY (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the WBI Power Factor High Dividend ETF for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
WBI Power Factor High Dividend ETF	$53	0.99%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$57,291,128
Number of Holdings	52
Net Advisory Fee	$120,935
Portfolio Turnover	75%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	12.2%
Bristol-Myers Squibb Co.	5.6%
United Parcel Service, Inc.	5.4%
ONEOK, Inc.	5.0%
Edison International	4.9%
Pfizer, Inc.	4.8%
Verizon Communications, Inc.	4.7%
Conagra Brands, Inc.	4.4%
Altria Group, Inc.	4.1%
Columbia Banking System, Inc.	4.1%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the
Fund’s next prospectus, which we expect to be available by October 30, 2026 at https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.
WBI Power Factor High Dividend ETF	PAGE 1	TSR-SAR-00400R858

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI Power Factor High Dividend ETF	PAGE 2	TSR-SAR-00400R858

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

WBI BullBear Value 3000 ETF
WBI BullBear Yield 3000 ETF
WBI BullBear Quality 3000 ETF
WBI Power Factor® High Dividend ETF
Semi-Annual Financial Statements and Additional Information
December 31, 2025

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
WBI BULLBEAR VALUE 3000 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Automobiles & Components - 2.0%
Autoliv, Inc.(a)	1,354	$160,720
Thor Industries, Inc.	3,139	322,281
		483,001
Capital Goods - 12.1%
A O Smith Corp.(a)	2,506	167,601
Allegion PLC	545	86,775
Applied Industrial Technologies, Inc.	1,789	459,362
Donaldson Co., Inc.	1,871	165,883
EMCOR Group, Inc.(a)	587	359,121
EnerSys	1,188	174,339
Lincoln Electric Holdings, Inc.	718	172,061
Mueller Industries, Inc.	4,105	471,254
Otis Worldwide Corp.	4,261	372,198
Valmont Industries, Inc.	892	358,869
Vertiv Holdings Co. - Class A	966	156,502
		2,943,965
Commercial & Professional Services - 7.7%
Automatic Data Processing, Inc.	1,408	362,180
Genpact Ltd.	7,963	372,509
Paychex, Inc.(a)	3,263	366,043
Tetra Tech, Inc.	10,964	367,733
Verisk Analytics, Inc.(a)	1,854	414,721
		1,883,186
Consumer Discretionary Distribution & Retail - 1.7%
Dick’s Sporting Goods, Inc.	2,056	407,026
Consumer Durables & Apparel - 0.7%
Toll Brothers, Inc.	1,256	169,836
Consumer Services - 8.9%
Boyd Gaming Corp.	4,438	378,295
H&R Block, Inc.	8,444	367,990
Red Rock Resorts, Inc. - Class A	7,252	449,261
Service Corp. International	2,007	156,486
Texas Roadhouse, Inc.	2,182	362,212
Yum China Holdings, Inc.	9,838	469,666
		2,183,910
Financial Services - 12.7%
American Express Co.(a)	1,264	467,617
Ameriprise Financial, Inc.	756	370,697
Interactive Brokers Group, Inc. - Class A	5,594	359,750
Mastercard, Inc. - Class A	658	375,639
Raymond James Financial, Inc.(a)	2,286	367,109
Stifel Financial Corp.	3,182	398,450
Visa, Inc. - Class A	1,085	380,520
Voya Financial, Inc.	5,077	378,186
		3,097,968

	Shares	Value
Food, Beverage & Tobacco - 1.7%
Tyson Foods, Inc. - Class A	6,962	$408,113
Health Care Equipment & Services - 5.3%
Chemed Corp.	907	388,069
HCA Healthcare, Inc.	781	364,618
McKesson Corp.	453	371,591
ResMed, Inc.	753	181,375
		1,305,653
Insurance - 16.1%
Aflac, Inc.	3,426	377,785
Aon PLC - Class A	1,306	460,861
Assurant, Inc.	1,650	397,402
Brown & Brown, Inc.	5,030	400,891
CNA Financial Corp.	3,465	165,419
Globe Life, Inc.	2,652	370,909
Hanover Insurance Group, Inc.	889	162,483
Hartford Insurance Group, Inc.	2,763	380,741
Marsh & McLennan Cos., Inc.	1,107	205,371
Old Republic International Corp.(a)	3,645	166,358
Primerica, Inc.	1,792	462,981
Principal Financial Group, Inc.	1,961	172,980
Selective Insurance Group, Inc.	2,512	210,179
		3,934,360
Materials - 6.5%
AptarGroup, Inc.	1,332	162,451
Avery Dennison Corp.	932	169,512
Commercial Metals Co.	2,693	186,409
Corteva, Inc.	5,476	367,056
Mosaic Co.	6,467	155,790
Reliance, Inc.	1,310	378,420
RPM International, Inc.	1,525	158,600
		1,578,238
Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
Johnson & Johnson	1,675	346,641
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc.(b)	672	143,916
Ambarella, Inc.(b)	1,959	138,776
ARM Holdings PLC - ADR(a)(b)	1,323	144,617
Broadcom, Inc.	189	65,413
Marvell Technology, Inc.	1,780	151,264
Micron Technology, Inc.	668	190,654
Monolithic Power Systems, Inc.	181	164,051
QUALCOMM, Inc.	965	165,063
		1,163,754
Software & Services - 6.4%
Accenture PLC - Class A	1,682	451,281
Crowdstrike Holdings, Inc. - Class A(b)	308	144,378
Datadog, Inc. - Class A(a)(b)	347	47,188

The accompanying notes are an integral part of these financial statements.

1

WBI BULLBEAR VALUE 3000 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software & Services - (Continued)
Dynatrace, Inc.(b)	3,163	$137,084
Gitlab, Inc. - Class A(a)(b)	2,103	78,926
MongoDB, Inc.(b)	517	216,980
SentinelOne, Inc. - Class A(b)	10,026	150,390
ServiceNow, Inc.(b)	938	143,692
Snowflake, Inc.(b)	602	132,055
Zscaler, Inc.(b)	250	56,230
		1,558,204
Technology Hardware & Equipment - 4.5%
HP, Inc.(a)	14,784	329,388
Motorola Solutions, Inc.	1,021	391,370
TD SYNNEX Corp.	2,480	372,570
		1,093,328
Utilities - 5.2%
CenterPoint Energy, Inc.	9,608	368,371
Eversource Energy	5,540	373,008
National Fuel Gas Co.	1,972	157,878
NextEra Energy, Inc.(a)	4,536	364,150
		1,263,407
TOTAL COMMON STOCKS (Cost $23,026,998)		23,820,590

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(c)	2,852,254	2,852,254
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,852,254)		2,852,254
TOTAL INVESTMENTS - 109.4% (Cost $25,879,252)		$26,672,844
Money Market Deposit Account - 2.5%(d)		606,357
Liabilities in Excess of Other Assets - (11.9)%		(2,887,373)
TOTAL NET ASSETS - 100.0%		$24,391,828

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $2,768,757.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 1.77%.

The accompanying notes are an integral part of these financial statements.

2

WBI BULLBEAR YIELD 3000 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.2%
Automobiles & Components - 1.0%
Thor Industries, Inc.	3,011	$309,139
Capital Goods - 10.2%
Applied Industrial Technologies, Inc.	2,036	522,784
Donaldson Co., Inc.	3,187	282,559
EMCOR Group, Inc.(a)	464	283,871
Honeywell International, Inc.	753	146,903
Mueller Industries, Inc.	4,675	536,690
Otis Worldwide Corp.	2,607	227,721
Primoris Services Corp.(a)	4,413	547,830
Stanley Black & Decker, Inc.(a)	3,400	252,552
Vertiv Holdings Co. - Class A	1,175	190,362
		2,991,272
Commercial & Professional Services - 4.2%
Automatic Data Processing, Inc.	915	235,366
Genpact Ltd.(a)	6,278	293,685
Paychex, Inc.(a)	2,078	233,110
Verisk Analytics, Inc.(a)	2,089	467,288
		1,229,449
Consumer Discretionary Distribution & Retail - 1.6%
Dick’s Sporting Goods, Inc.	2,354	466,021
Consumer Services - 3.2%
H&R Block, Inc.	9,481	413,182
Yum China Holdings, Inc.	10,998	525,045
		938,227
Consumer Staples Distribution & Retail - 0.5%
Sysco Corp.	1,983	146,127
Energy - 2.9%
Kinder Morgan, Inc.	11,401	313,413
ONEOK, Inc.	4,995	367,132
Targa Resources Corp.	857	158,117
		838,662
Financial Services - 12.1%
American Express Co.(a)	1,453	537,537
Ameriprise Financial, Inc.	508	249,093
Franklin Resources, Inc.(a)	15,351	366,735
Interactive Brokers Group, Inc. - Class A	4,490	288,752
Mastercard, Inc. - Class A	521	297,428
OneMain Holdings, Inc.	6,044	408,272
Raymond James Financial, Inc.(a)	1,469	235,907
Stifel Financial Corp.	2,258	282,747
T Rowe Price Group, Inc.(a)	3,170	324,544
Visa, Inc. - Class A	715	250,758
Voya Financial, Inc.	3,930	292,746
		3,534,519

	Shares	Value
Food, Beverage & Tobacco - 3.4%
Altria Group, Inc.	5,883	$339,214
Archer Daniels Midland Co.	2,464	141,655
Hormel Foods Corp.	14,747	349,504
Keurig Dr Pepper, Inc.(a)	5,479	153,467
		983,840
Health Care Equipment & Services - 2.3%
CVS Health Corp.	1,928	153,006
HCA Healthcare, Inc.	477	222,692
McKesson Corp.	358	293,664
		669,362
Household & Personal Products - 1.0%
Kimberly-Clark Corp.	2,998	302,468
Insurance - 14.0%
Aflac, Inc.	2,723	300,265
American International Group, Inc.	1,881	160,919
Aon PLC - Class A	1,506	531,437
Assurant, Inc.	1,286	309,733
Brown & Brown, Inc.	5,817	463,615
Globe Life, Inc.	2,138	299,021
Hartford Insurance Group, Inc.	1,719	236,878
Marsh & McLennan Cos., Inc.	1,265	234,683
MetLife, Inc.	1,998	157,722
Old Republic International Corp.(a)	5,229	238,652
Primerica, Inc.	2,022	522,404
Prudential Financial, Inc.	3,210	362,345
Selective Insurance Group, Inc.	3,464	289,833
		4,107,507
Materials - 2.8%
Corteva, Inc.	4,372	293,055
PPG Industries, Inc.(a)	1,587	162,604
Smurfit WestRock PLC	9,734	376,414
		832,073
Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
Bristol-Myers Squibb Co.	6,999	377,526
Gilead Sciences, Inc.	1,136	139,433
Merck & Co., Inc.(a)	1,559	164,100
Pfizer, Inc.	13,614	338,989
		1,020,048
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc.(b)	846	181,179
Ambarella, Inc.(b)	2,317	164,136
ARM Holdings PLC - ADR(a)(b)	1,451	158,609
Broadcom, Inc.	217	75,104
Marvell Technology, Inc.	2,271	192,990
Micron Technology, Inc.	853	243,455
Monolithic Power Systems, Inc.	232	210,275
QUALCOMM, Inc.	1,174	200,813
		1,426,561

The accompanying notes are an integral part of these financial statements.

3

WBI BULLBEAR YIELD 3000 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software & Services - 6.2%
Accenture PLC - Class A	1,939	$520,234
Crowdstrike Holdings, Inc. - Class A(b)	377	176,722
Datadog, Inc. - Class A(a)(b)	427	58,068
Dynatrace, Inc.(b)	3,649	158,148
Gitlab, Inc. - Class A(a)(b)	2,650	99,454
MongoDB, Inc.(b)	577	242,161
SentinelOne, Inc. - Class A(b)	10,993	164,895
ServiceNow, Inc.(b)	1,168	178,926
Snowflake, Inc.(b)	719	157,720
Zscaler, Inc.(b)	300	67,476
		1,823,804
Technology Hardware & Equipment - 1.8%
Motorola Solutions, Inc.	619	237,275
TD SYNNEX Corp.	1,889	283,785
		521,060
Telecommunication Services - 2.3%
Millicom International Cellular SA	6,177	342,453
Verizon Communications, Inc.	8,355	340,299
		682,752
Transportation - 0.5%
Union Pacific Corp.	656	151,746
Utilities - 6.8%
Atmos Energy Corp.	1,365	228,815
CenterPoint Energy, Inc.	7,656	293,531
Clearway Energy, Inc. - Class A	7,950	249,789
Consolidated Edison, Inc.	1,463	145,305
Duke Energy Corp.	2,587	303,222
Eversource Energy	7,008	471,849
NextEra Energy, Inc.(a)	3,661	293,905
		1,986,416
TOTAL COMMON STOCKS (Cost $24,038,617)		24,961,053
EXCHANGE TRADED FUNDS - 13.7%
Angel Oak High Yield Opportunities ETF	71,690	795,759
Eaton Vance Short Duration Income ETF	9,446	485,937
First Trust Senior Loan ETF(a)	6,001	275,326
Invesco Ultra Short Duration ETF	6,521	327,680
iShares Short Duration Bond Active ETF	5,175	264,442
State Street SPDR Bloomberg Investment Grade Floating Rate ETF(a)	15,253	468,725
TCW Senior Loan ETF	11,764	544,791
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund(a)	37,672	847,055
TOTAL EXCHANGE TRADED FUNDS (Cost $3,999,810)		4,009,715

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(c)	5,631,394	$5,631,394
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,631,394)		5,631,394
TOTAL INVESTMENTS - 118.1% (Cost $33,669,821)		$34,602,162
Money Market Deposit Account - 2.0%(d)		578,815
Liabilities in Excess of Other Assets - (20.1)%		(5,872,792)
TOTAL NET ASSETS - 100.0%		$29,308,185

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $5,476,948.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 1.77%.

The accompanying notes are an integral part of these financial statements.

4

WBI BULLBEAR QUALITY 3000 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.2%
Banks - 1.0%
NU Holdings Ltd. - Class A(a)(b)	17,884	$299,378
Capital Goods - 11.4%
Caterpillar, Inc.(b)	412	236,023
Comfort Systems USA, Inc.	607	566,507
Cummins, Inc.	494	252,162
Emerson Electric Co.	3,615	479,783
Ferguson Enterprises, Inc.	1,292	287,638
General Electric Co.	1,057	325,588
HEICO Corp.(b)	743	240,427
Parker-Hannifin Corp.	273	239,956
Rockwell Automation, Inc.	642	249,783
Trane Technologies PLC	757	294,624
Vertiv Holdings Co. - Class A	1,153	186,798
		3,359,289
Commercial & Professional Services - 1.0%
Cintas Corp.	1,561	293,577
Consumer Discretionary Distribution & Retail - 2.7%
eBay, Inc.	6,195	539,584
Ross Stores, Inc.	1,391	250,575
		790,159
Consumer Services - 3.2%
Airbnb, Inc. - Class A(a)	2,359	320,164
Expedia Group, Inc.	1,167	330,623
Yum! Brands, Inc.	1,937	293,029
		943,816
Consumer Staples Distribution & Retail - 3.0%
Costco Wholesale Corp.	504	434,619
Sysco Corp.	6,098	449,362
		883,981
Financial Services - 10.8%
American Express Co.(b)	1,373	507,941
Charles Schwab Corp.	3,001	299,830
Goldman Sachs Group, Inc.	289	254,031
Interactive Brokers Group, Inc. - Class A	4,600	295,826
Mastercard, Inc. - Class A	553	315,697
Morgan Stanley	1,471	261,146
Nasdaq, Inc.	2,599	252,441
S&P Global, Inc.	932	487,054
Visa, Inc. - Class A	1,489	522,207
		3,196,173
Food, Beverage & Tobacco - 1.6%
Hershey Co.	2,573	468,235
Health Care Equipment & Services - 7.2%
Cardinal Health, Inc.	2,534	520,737
Cencora, Inc.	848	286,412

	Shares	Value
HCA Healthcare, Inc.	510	$238,099
IDEXX Laboratories, Inc.(a)	425	287,525
McKesson Corp.	362	296,945
ResMed, Inc.(b)	2,008	483,667
		2,113,385
Insurance - 3.8%
Arch Capital Group Ltd.(a)	3,091	296,489
Hartford Insurance Group, Inc.	2,318	319,420
Willis Towers Watson PLC(b)	1,527	501,772
		1,117,681
Materials - 1.9%
Martin Marietta Materials, Inc.	482	300,122
Vulcan Materials Co.(b)	964	274,952
		575,074
Media & Entertainment - 3.8%
Alphabet, Inc. - Class A	970	303,610
Reddit, Inc. - Class A(a)	1,083	248,949
TKO Group Holdings, Inc.	2,665	556,985
		1,109,544
Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
AbbVie, Inc.	1,317	300,921
Amgen, Inc.	668	218,643
Eli Lilly & Co.	540	580,327
Gilead Sciences, Inc.	2,449	300,590
Regeneron Pharmaceuticals, Inc.	708	546,484
Vertex Pharmaceuticals, Inc.(a)	690	312,819
		2,259,784
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc.(a)	1,366	292,543
Ambarella, Inc.(a)	2,226	157,690
Analog Devices, Inc.	1,063	288,286
ARM Holdings PLC - ADR(a)(b)	598	65,367
Intel Corp.(a)	8,227	303,576
KLA Corp.	247	300,125
Marvell Technology, Inc.(b)	2,212	187,976
Monolithic Power Systems, Inc.	216	195,774
NVIDIA Corp.	1,606	299,519
QUALCOMM, Inc.	2,987	510,926
Texas Instruments, Inc.	1,676	290,769
		2,892,551
Software & Services - 17.1%
Adobe, Inc.(a)	838	293,292
AppLovin Corp. - Class A(a)	408	274,918
Atlassian Corp. - Class A(a)(b)	1,442	233,806
Autodesk, Inc.(a)	1,737	514,169
Cadence Design Systems, Inc.(a)	691	215,993
Cognizant Technology Solutions Corp. - Class A	3,610	299,630
CoreWeave, Inc. - Class A(a)(b)	2,862	204,948

The accompanying notes are an integral part of these financial statements.

5

WBI BULLBEAR QUALITY 3000 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software & Services - (Continued)
Crowdstrike Holdings, Inc. - Class A(a)	372	$174,379
Dynatrace, Inc.(a)	4,201	182,071
Fair Isaac Corp.(a)	301	508,877
Fortinet, Inc.(a)	3,623	287,702
Intuit, Inc.	697	461,707
MongoDB, Inc.(a)	603	253,073
Palantir Technologies, Inc. - Class A(a)	1,802	320,305
Salesforce, Inc.	1,172	310,474
SentinelOne, Inc. - Class A(a)	10,924	163,860
ServiceNow, Inc.(a)	1,131	173,258
Snowflake, Inc.(a)	738	161,888
		5,034,350
Technology Hardware & Equipment - 2.8%
Apple, Inc.	1,106	300,677
Cisco Systems, Inc.	6,664	513,328
		814,005
Transportation - 2.6%
Delta Air Lines, Inc.(b)	3,974	275,796
Union Pacific Corp.	1,020	235,946
United Airlines Holdings, Inc.(a)	2,378	265,908
		777,650
Utilities - 1.8%
Constellation Energy Corp.	713	251,882
Public Service Enterprise Group, Inc.	3,605	289,481
		541,363
TOTAL COMMON STOCKS (Cost $26,681,767)		27,469,995

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(c)	2,608,968	2,608,968
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,608,968)		2,608,968
TOTAL INVESTMENTS - 102.0% (Cost $29,290,735)		$30,078,963
Money Market Deposit Account - 7.0%(d)		2,066,343
Liabilities in Excess of Other Assets - (9.0)%		(2,654,235)
TOTAL NET ASSETS - 100.0%		$29,491,071

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $2,524,072.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 1.77%.

The accompanying notes are an integral part of these financial statements.

6

WBI POWER FACTOR® HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Automobiles & Components - 3.1%
Ford Motor Co.	81,090	$1,063,901
LCI Industries	5,833	707,776
		1,771,677
Banks - 9.8%
Bank of NT Butterfield & Son Ltd.	3,581	178,405
Columbia Banking System, Inc.	84,167	2,352,468
Comerica, Inc.	9,047	786,456
First Interstate BancSystem, Inc. - Class A	15,661	541,870
Northwest Bancshares, Inc.	18,349	220,188
Provident Financial Services, Inc.	11,473	226,592
Simmons First National Corp. - Class A	14,399	271,421
Truist Financial Corp.	21,414	1,053,783
		5,631,183
Capital Goods - 1.8%
Stanley Black & Decker, Inc.(a)	13,597	1,009,985
Commercial & Professional Services - 2.1%
Kforce, Inc.	6,096	188,488
Robert Half, Inc.	37,124	1,008,288
		1,196,776
Consumer Discretionary Distribution & Retail - 3.6%
Best Buy Co., Inc.	12,311	823,975
Macy’s, Inc.	44,154	973,596
Upbound Group, Inc.(a)	15,052	264,313
		2,061,884
Consumer Durables & Apparel - 0.5%
Oxford Industries, Inc.	8,823	301,747
Consumer Services - 2.3%
Marriott Vacations Worldwide Corp.	8,994	518,864
Travel + Leisure Co.	11,500	811,095
		1,329,959
Consumer Staples Distribution & Retail - 1.8%
Target Corp.	10,613	1,037,421
Energy - 14.5%
APA Corp.	35,423	866,446
Chevron Corp.	5,322	811,126
Civitas Resources, Inc.(a)	55,323	1,498,700
Hess Midstream LP - Class A	35,800	1,235,100
Murphy Oil Corp.	31,903	996,969
ONEOK, Inc.	39,188	2,880,318
		8,288,659

	Shares	Value
Financial Services - 8.5%
Artisan Partners Asset Management, Inc. - Class A(a)	9,666	$393,793
Navient Corp.	17,867	232,271
OneMain Holdings, Inc.	19,780	1,336,139
T Rowe Price Group, Inc.(a)	8,688	889,477
Virtus Investment Partners, Inc.	1,468	239,504
Western Union Co.(a)	188,215	1,752,282
		4,843,466
Food, Beverage & Tobacco - 14.5%
Altria Group, Inc.	40,994	2,363,714
Campbell’s Co.(a)	30,072	838,107
Conagra Brands, Inc.	147,155	2,547,253
Flowers Foods, Inc.	72,418	787,908
General Mills, Inc.	18,556	862,854
Hormel Foods Corp.	36,819	872,610
		8,272,446
Household & Personal Products - 0.7%
Energizer Holdings, Inc.	19,690	391,634
Insurance - 1.7%
Lincoln National Corp.	22,274	991,861
Materials - 3.5%
Eastman Chemical Co.	31,688	2,022,645
Media & Entertainment - 1.7%
Omnicom Group, Inc.(a)	11,846	956,564
Pharmaceuticals, Biotechnology & Life Sciences - 10.4%
Bristol-Myers Squibb Co.	59,458	3,207,165
Pfizer, Inc.	110,959	2,762,879
		5,970,044
Telecommunication Services - 4.7%
Verizon Communications, Inc.	66,613	2,713,147
Transportation - 5.8%
Global Ship Lease, Inc. - Class A	5,586	195,733
United Parcel Service, Inc. - Class B	31,393	3,113,872
		3,309,605
Utilities - 8.1%
AES Corp.	60,472	867,169
Edison International	46,443	2,787,509
UGI Corp.(a)	26,354	986,430
		4,641,108
TOTAL COMMON STOCKS (Cost $54,136,354)		56,741,811

The accompanying notes are an integral part of these financial statements.

7

WBI POWER FACTOR® HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(b)	7,006,796	$7,006,796
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,006,796)		7,006,796
TOTAL INVESTMENTS - 111.3% (Cost $61,143,150)		$63,748,607
Money Market Deposit Account - 0.8%(c)		466,904
Liabilities in Excess of Other Assets - (12.1)%		(6,924,383)
TOTAL NET ASSETS - 100.0%		$57,291,128

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
LP - Limited Partnership
(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $6,815,382.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 1.77%.

The accompanying notes are an integral part of these financial statements.

8

ABSOLUTE SHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI Power Factor® High Dividend ETF
ASSETS:
Investments, at value	$26,672,844	$34,602,162	$30,078,963	$63,748,607
Cash - interest bearing deposit account	606,357	578,815	2,066,343	466,904
Dividends receivable	11,430	30,940	8,651	128,058
Interest receivable	1,514	1,443	3,486	1,101
Dividend tax reclaims receivable	5,744	9,092	836	—
Security lending income receivable	420	1,004	570	1,439
Receivable for fund shares sold	—	—	—	1,600,020
Prepaid expenses and other assets	8,708	7,915	9,113	10,784
Total assets	27,307,017	35,231,371	32,167,962	65,956,913
LIABILITIES:
Payable upon return of securities loaned	2,852,254	5,631,394	2,608,968	7,006,796
Payable to Adviser	14,407	10,294	16,128	16,570
Payable for distribution and shareholder servicing fees	4,946	6,512	6,636	7,787
Payable for investments purchased	—	229,698	—	1,580,068
Payable for expenses and other liabilities	43,582	45,288	45,159	54,564
Total liabilities	2,915,189	5,923,186	2,676,891	8,665,785
NET ASSETS	$24,391,828	$29,308,185	$29,491,071	$57,291,128
Net Assets Consists of:
Paid-in capital	$41,398,892	$92,860,313	$49,790,496	$57,794,101
Total accumulated losses	(17,007,064)	(63,552,128)	(20,299,425)	(502,973)
Total net assets	$24,391,828	$29,308,185	$29,491,071	$57,291,128
Net assets	$24,391,828	$29,308,185	$29,491,071	$57,291,128
Shares issued and outstanding(a)	788,315	1,250,183	847,182	1,790,000
Net asset value per share	$30.94	$23.44	$34.81	$32.01
Cost:
Investments, at cost	$25,879,252	$33,669,821	$29,290,735	$61,143,150
Loaned Securities:
at value (included in investments)	$2,768,757	$5,476,948	$2,524,072	$6,815,382

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

9

ABSOLUTE SHARES TRUST
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025 (Unaudited)

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI Power Factor® High Dividend ETF
INVESTMENT INCOME:
Dividend income	$197,394	$507,675	$118,524	$1,537,972
Less: dividend withholding taxes	—	(4,680)	—	—
Less: issuance fees	—	(5)	(12)	—
Interest income	14,523	11,186	18,057	7,331
Securities lending income	2,202	10,029	3,024	10,418
Total investment income	214,119	524,205	139,593	1,555,721
EXPENSES:
Investment advisory fee	121,048	138,832	138,934	155,858
Fund administration and accounting fees	41,126	41,518	40,856	40,582
Legal fees	23,494	23,870	22,824	23,592
Audit fees	16,270	16,270	16,270	16,842
Compliance fees	15,884	16,170	15,022	14,842
Trustees’ fees	14,658	14,658	14,658	14,658
Shareholder service costs	4,714	6,500	6,594	7,770
Custodian fees	5,902	6,458	6,568	1,892
Reports to shareholders	430	258	344	946
Other expenses and fees	19,314	16,286	18,750	39,158
Total expenses	262,840	280,820	280,820	316,140
Expense reimbursement by Adviser	(22,422)	(7,869)	(8,487)	(34,923)
Net expenses	240,418	272,951	272,333	281,217
NET INVESTMENT INCOME/(LOSS)	(26,299)	251,254	(132,740)	1,274,504
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,869,238	2,573,960	4,184,374	2,805,601
Net realized gain (loss)	2,869,238	2,573,960	4,184,374	2,805,601
Net change in unrealized appreciation (depreciation) on:
Investments	(758,485)	(371,780)	(1,823,971)	2,362,893
Net change in unrealized appreciation (depreciation)	(758,485)	(371,780)	(1,823,971)	2,362,893
Net realized and unrealized gain (loss)	2,110,753	2,202,180	2,360,403	5,168,494
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,084,454	$2,453,434	$2,227,663	$6,442,998

The accompanying notes are an integral part of these financial statements.

10

ABSOLUTE SHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	WBI BullBear Value 3000 ETF		WBI BullBear Yield 3000 ETF
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$(26,299)	$30,334	$251,254	$771,746
Net realized gain (loss)	2,869,238	(1,397,907)	2,573,960	(3,607,946)
Net change in unrealized appreciation (depreciation)	(758,485)	1,335,815	(371,780)	667,982
Net increase (decrease) in net assets from operations	2,084,454	(31,758)	2,453,434	(2,168,218)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(19,855)	(94,871)	(243,015)	(801,291)
From return of capital	—	(6,806)	—	(28,347)
Total distributions to shareholders	(19,855)	(101,677)	(243,015)	(829,638)
CAPITAL TRANSACTIONS:
Shares redeemed	(6,191,845)	(4,346,390)	(6,510,334)	(7,200,795)
Net increase (decrease) in net assets from capital transactions	(6,191,845)	(4,346,390)	(6,510,334)	(7,200,795)
NET INCREASE (DECREASE) IN NET ASSETS	(4,127,246)	(4,479,825)	(4,299,915)	(10,198,651)
NET ASSETS:
Beginning of the period	28,519,074	32,998,899	33,608,100	43,806,751
End of the period	$24,391,828	$28,519,074	$29,308,185	$33,608,100
SHARES TRANSACTIONS
Shares redeemed	(200,000)	(150,000)	(280,000)	(150,000)
Total increase (decrease) in shares outstanding	(200,000)	(150,000)	(280,000)	(150,000)

The accompanying notes are an integral part of these financial statements.

11

ABSOLUTE SHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS(continued)

	WBI BullBear Quality 3000 ETF		WBI Power Factor® High Dividend ETF
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$(132,740)	$(92,171)	$1,274,504	$2,969,388
Net realized gain (loss)	4,184,374	(2,343,557)	2,805,601	3,567,477
Net change in unrealized appreciation (depreciation)	(1,823,971)	1,896,816	2,362,893	(3,132,344)
Net increase (decrease) in net assets from operations	2,227,663	(538,912)	6,442,998	3,404,521
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(15,076)	—	(1,316,246)	(3,061,205)
From return of capital	—	—	—	—
Total distributions to shareholders	(15,076)	—	(1,316,246)	(3,061,205)
CAPITAL TRANSACTIONS:
Shares sold	—	—	1,600,020	6,101,615
Shares redeemed	(6,149,891)	(5,278,970)	(5,025,162)	(10,367,845)
Net increase (decrease) in net assets from capital transactions	(6,149,891)	(5,278,970)	(3,425,142)	(4,266,230)
NET INCREASE (DECREASE) IN NET ASSETS	(3,937,304)	(5,817,882)	1,701,610	(3,922,914)
NET ASSETS:
Beginning of the period	33,428,375	39,246,257	55,589,518	59,512,432
End of the period	$29,491,071	$33,428,375	$57,291,128	$55,589,518
SHARES TRANSACTIONS
Shares sold	—	—	50,000	200,000
Shares redeemed	(180,000)	(150,000)	(160,000)	(350,000)
Total increase (decrease) in shares outstanding	(180,000)	(150,000)	(110,000)	(150,000)

The accompanying notes are an integral part of these financial statements.

12

Absolute Shares Trust
Financial Highlights

	WBI BULLBEAR VALUE 3000 ETF
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$28.86	$28.99	$28.90	$29.55	$31.75	$25.60
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)	0.03	0.35	0.25	0.29	0.49
Net realized and unrealized gain (loss) on investments(b)	2.13	(0.07)	0.10	(0.51)	(2.06)	6.05
Total from investment operations	2.10	(0.04)	0.45	(0.26)	(1.77)	6.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.09)	(0.36)	(0.39)	(0.43)	(0.39)
Total distributions	(0.02)	(0.09)	(0.36)	(0.39)	(0.43)	(0.39)
Net asset value, end of period	$30.94	$28.86	$28.99	$28.90	$29.55	$31.75
Total return(c)	7.27%	−0.13%	1.57%	−0.79%	−5.62%	25.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,392	$28,519	$32,999	$44,454	$42,503	$53,597
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.85%	1.72%	1.51%	1.64%	1.38%	1.36%
After expense reimbursement/ recoupment(d)	1.69%	1.64%	1.36%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets(d)	(0.18)%	0.09%	1.24%	0.89%	0.94%	1.71%
Portfolio turnover rate(c)(e)	264%	690%	742%	906%	845%	800%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

Absolute Shares Trust
FINANCIAL HIGHLIGHTS

	WBI BULLBEAR YIELD 3000 ETF
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$21.96	$23.94	$23.25	$25.95	$26.67	$22.53
INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.45	0.43	0.42	0.39	0.41
Net realized and unrealized gain (loss) on investments(b)	1.47	(1.93)	0.69	(2.61)	(0.57)	4.13
Total from investment operations	1.65	(1.48)	1.12	(2.19)	(0.18)	4.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.50)	(0.43)	(0.51)	(0.54)	(0.40)
Total distributions	(0.17)	(0.50)	(0.43)	(0.51)	(0.54)	(0.40)
Net asset value, end of period	$23.44	$21.96	$23.94	$23.25	$25.95	$26.67
Total return(c)	7.53%	−6.32%	4.88%	−8.49%	−0.73%	20.36%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$29,308	$33,608	$43,807	$57,653	$38,416	$47,477
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.72%	1.54%	1.36%	1.44%	1.43%	1.27%
After expense reimbursement/ recoupment(e)	1.67%	1.51%	1.28%	1.25%	1.26%	1.25%
Ratio of net investment income (loss) to average net assets(e)	1.54%	1.97%	1.83%	1.73%	1.44%	1.68%
Portfolio turnover rate(c)(f)	266%	799%	641%	890%	824%	820%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

14

Absolute Shares Trust
FINANCIAL HIGHLIGHTS

	WBI BULLBEAR QUALITY 3000 ETF
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$32.54	$33.34	$29.19	$28.78	$30.74	$26.06
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.14)	(0.08)	0.03	0.23	0.32	0.12
Net realized and unrealized gain (loss) on investments(b)	2.43	(0.72)	4.16	0.54	(1.68)	4.62
Total from investment operations	2.29	(0.80)	4.19	0.77	(1.36)	4.74
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	—	(0.04)	(0.36)	(0.60)	(0.06)
Total distributions	(0.02)	—	(0.04)	(0.36)	(0.60)	(0.06)
Net asset value, end of period	$34.81	$32.54	$33.34	$29.19	$28.78	$30.74
Total return(c)	7.01%	−2.40%	14.33%	2.79%	−4.58%	18.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,491	$33,428	$39,246	$44,583	$36,758	$45,407
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.72%	1.58%	1.44%	1.65%	1.45%	1.31%
After expense reimbursement/ recoupment(d)	1.67%	1.54%	1.32%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets(d)	(0.81)%	(0.26)%	0.10%	0.82%	1.04%	0.43%
Portfolio turnover rate(c)(e)	323%	760%	672%	805%	899%	838%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

15

Absolute Shares Trust
FINANCIAL HIGHLIGHTS

	WBI Power Factor® High Dividend ETF
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$29.26	$29.03	$25.92	$25.97	$27.43	$18.76
INVESTMENT OPERATIONS:
Net investment income(a)	0.71	1.49	1.26	1.36	1.16	1.10
Net realized and unrealized gain (loss) on investments(b)	2.78	0.29	3.07	0.05	(1.49)	8.65
Total from investment operations	3.49	1.78	4.33	1.41	(0.33)	9.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.74)	(1.55)	(1.22)	(1.46)	(1.13)	(1.08)
Total distributions	(0.74)	(1.55)	(1.22)	(1.46)	(1.13)	(1.08)
Net asset value, end of period	$32.01	$29.26	$29.03	$25.92	$25.97	$27.43
Total return(c)	11.97%	6.10%	16.97%	5.63%	−1.40%	53.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$57,291	$55,590	$59,512	$60,905	$62,333	$64,457
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.12%	1.04%	0.99%	1.00%	0.94%	0.98%
After expense reimbursement/ recoupment(d)	0.99%	0.97%	0.84%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets(d)	4.50%	4.95%	4.52%	5.09%	4.16%	4.73%
Portfolio turnover rate(c)(e)	75%	141%	152%	175%	183%	191%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

Absolute Shares Trust
Notes to Financial Statements
December 31, 2025
NOTE 1 – ORGANIZATION
Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following four separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):
WBI BullBear Value 3000 ETF
WBI BullBear Yield 3000 ETF
WBI BullBear Quality 3000 ETF
WBI Power Factor® High Dividend ETF
Each Fund is classified as diversified for purposes of the 1940 Act.
The end of the reporting period for the Funds is December 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal period from July 1, 2025, through December 31, 2025 for all funds (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities and the disclosure of contingent assets and liabilities at December 31, 2025. Actual results could differ from these estimates.
A.
Valuation. All equity securities, including domestic common stocks, preferred stocks, exchange traded funds and exchange traded notes, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market, Nasdaq Select Market and Nasdaq Capital Market (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Shares in privately offered liquidity funds are valued at their NAV per share.
Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.
Securities for which quotations are not readily available are valued by the Adviser, whom the Board of Trustees designed as the valuation designee pursuant to valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC (“Fund Services”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

17

Absolute Shares Trust
Notes to Financial Statements
December 31, 2025 (Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
WBI BullBear Value 3000 ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$23,820,590	$—	$—	$23,820,590
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,852,254
Total Investments	$23,820,590	$—	$—	$26,672,844

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,852,254 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

WBI BullBear Yield 3000 ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,961,053	$—	$—	$24,961,053
Exchange Traded Funds	4,009,715	—	—	4,009,715
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,631,394
Total Investments	$28,970,768	$—	$—	$34,602,162

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $5,631,394 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

18

Absolute Shares Trust
Notes to Financial Statements
December 31, 2025 (Continued)
WBI BullBear Quality 3000 ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$27,469,995	$—	$—	$27,469,995
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,608,968
Total Investments	$27,469,995	$—	$—	$30,078,963

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,608,968 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

WBI Power Factor® High Dividend ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$56,741,811	$—	$—	$56,741,811
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,006,796
Total Investments	$56,741,811	$—	$—	$63,748,607

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,006,796 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

B.
Certain Risks. Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds. The shares of the Funds are referred to herein as “Fund Shares” or “Shares”.

ETF and Other Investment Companies Risk – When a Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. A Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.
Market Risk – Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product (“ETP”) in which a Fund invests may go down, resulting in a decrease in the NAV of the Fund or its Shares or a decrease in the market price of the Shares.
Equity Securities Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If a Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.
Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller

19

Absolute Shares Trust
Notes to Financial Statements
December 31, 2025 (Continued)
than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.
Fluctuation of Net Asset Value – The NAV of the Shares will fluctuate with changes in market value of the Funds’ holdings.
Shares are Not Individually Redeemable – Shares are only redeemable by the Funds at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (“APs”) may engage in such creation and redemption transactions directly with the Funds. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.
C.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Premiums and discounts are amortized/accreted using the effective interest method over the lives of the respective debt instruments.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by WBI BullBear Value 3000 ETF, WBI BullBear Quality 3000 ETF, and WBI Power Factor® High Dividend ETF, on a quarterly basis. A distribution to shareholders from net investment income is declared and paid by WBI BullBear Yield 3000 ETF on a monthly basis. Distributions from net realized gains on securities are normally declared and paid by all Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE ARCA, Inc., the exchange where the Funds’ shares are listed, is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. The Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.

20

Absolute Shares Trust
Notes to Financial Statements
December 31, 2025 (Continued)
H.
Expenses. Expenses directly attributable to the Fund are charged directly to the Fund, while expenses which are attributable to the Fund and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based either upon relative average net assets or evenly among the Funds.

I.
Subsequent Events. In preparing these financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent December 31, 2025 that materially impacted the amounts or disclosures in the Funds’ financial statements.

J.
New Accounting Pronouncements and Other Matters. In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances the transparency of income tax disclosures. The amendments are effective for fiscal years beginning after December 15, 2024. Management is evaluating the impact of adopting this guidance on the Funds’ financial statements.

In December 2023, the FASB issued ASU 2023-08, Accounting for and Disclosure of Crypto Assets, which requires certain crypto assets to be measured at fair value with changes in fair value recognized in net income and includes enhanced disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Management is evaluating the impact of adopting this guidance on the Funds’ financial statements.
K.
Segment reporting. The Funds operates through a single operating and reporting segment to achieve its investment objective as reflected in the Funds’ prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president, chief financial officer, and senior management at the Investment Manager. The CODM assesses the performance and makes operating decisions for the Funds primarily based on the Funds’ changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Funds’ net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Funds. As the Funds’ operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

NOTE 3 – MANAGEMENT FEE
Pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor serves as the investment advisor, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of and policies of the Board. Under the Advisory Agreement for the Funds the Advisor may retain an investment sub-advisor for the Funds, subject to approval by the Board and Fund shareholders. Under a sub-advisory agreement, (“Sub-Advisory Agreement”) the Sub-Advisor serves as the investment sub-advisor and is responsible for the day to day management of the Funds, subject to the supervision of the Advisor and the Board. For the services the Sub-Advisor provides to each Fund, the Sub-Advisor receives a fee that is equal to 0.85% per year of the average daily net assets (calculated daily and paid monthly) of WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, and WBI BullBear Quality 3000 ETF. For the services the Sub-Adviser provides to WBI Power Factor® High Dividend ETF, the Sub-Advisor receives a fee that is equal to 0.55% per year of average daily net assets, which is calculated daily and paid monthly. The Advisor is paid 0.04% of each Fund’s average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.
NOTE 4 – PORTFOLIO TRANSACTIONS AND BROKERAGE
The Sub-Advisor utilized non-affiliated broker dealers to execute portfolio transactions for the Funds. Currently, these non-affiliated broker dealers charge an explicit commission for these transactions, a portion of which is designated towards “soft dollar credits” that can be used to provide the Sub-Advisor with certain research and brokerage services as described in the safe harbor provisions under Section 28(e) of the Securities and Exchange Act of 1934. During this period, the Funds paid $0.025 per share in explicit commission to these non-affiliated broker dealers for their execution services, of which $0.0125 per share was designated by the non-affiliated broker dealers to a pool of soft dollar credits

21

Absolute Shares Trust
Notes to Financial Statements
December 31, 2025 (Continued)
for use by the Sub-Advisor. The Sub-Advisor participates in commission sharing arrangements (“CSAs”) that are consistent with the requirements of Section 28(e). Research and brokerage services furnished through CSAs may be used by the Sub-Advisor in servicing any or all of the firm’s clients and will be used for client accounts other than those that pay commissions to the broker-dealer providing the research or brokerage services.
NOTE 5 – EXPENSE LIMITATION AND REIMBURSEMENT
The Sub-Advisor had entered into an Expense Limitation Agreement (an “Agreement”) with the Trust to waive the fees and reimburse expenses of each Fund until at least October 31, 2025 (the “Expiration Date”) so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of WBI Power FactorR High Dividend ETF is limited to 1.00% and each of the remaining Funds is limited to 1.70% of average net assets (the “Expense Cap”). The Sub-Advisor may discontinue its obligations under the Agreements at any time in its sole discretion after the Expiration Date. The Funds have agreed to repay the amounts borne by the Sub-Advisor under the Agreements within the three year period after the Sub-Advisor bears the expense, when and if requested by the Sub-Advisor, to the extent the Operating Expenses of the Funds are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Operating Expenses. There payment may not raise the level of Operating Expenses of the Funds in the month of repayment to exceed the Expense Cap.
The following table shows the remaining waived and/or reimbursed expenses subject to potential recovery during the current fiscal period. The Sub-Advisor may recapture a portion of the unreimbursed amounts no later than the dates stated:

	June 30, 2026	June 30, 2027	June 30, 2028	June 30, 2029
WBI BullBear Value 3000 ETF	$163,108	$55,737	$16,889	$27,273
WBI BullBear Yield 3000 ETF	106,955	38,229	—	12,603
WBI BullBear Quality 3000 ETF	165,666	51,910	—	17,340
WBI Power Factor® High Dividend ETF	219,678	83,939	40,630	37,317

The Funds must pay their current ordinary operating expense before the Sub-Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees’ review and approval.
NOTE 6 – COMPLIANCE AND ADMINISTRATION SERVICING AGREEMENTS
The Trust has entered into an agreement with Vigilant Distributors, LLC (“Vigilant”), whereby Vigilant agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”) serves as the independent administrator and U.S. Bank National Association (the “Custodian”) serves as the custodian to the Funds. Under the Fund Administration Servicing, Fund Accounting Servicing, and Transfer Agent Servicing Agreements, the Administrator is responsible for keeping financial books and records of the Funds and generally managing the administrative affairs and transfer agency services.
NOTE 7 – SECURITIES LENDING
The Funds may lend up to 33 1∕3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S Bank N.A. (“the Custodian” and “Securities Lending Agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars and shall be collateralized in the amount equal to 105% of the value of any loaned securities at the time of the loan plus

22

Absolute Shares Trust
Notes to Financial Statements
December 31, 2025 (Continued)
accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the current fiscal period, Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.
At period end, the value of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Collateral Received*
WBI BullBear Value 3000 ETF	$2,768,757	$2,852,254
WBI BullBear Yield 3000 ETF	5,476,948	5,631,394
WBI BullBear Quality 3000 ETF	2,524,072	2,608,968
WBI Power Factor® High Dividend ETF	6,815,382	7,006,796

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.
Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal year, was as follows:
Fees and Interest Income Earned

Fund	Fees and Interest Income Earned
WBI BullBear Value 3000 ETF	$2,202
WBI BullBear Yield 3000 ETF	10,029
WBI BullBear Quality 3000 ETF	3,024
WBI Power Factor® High Dividend ETF	10,418

Offsetting Assets and Liabilities. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting during the current fiscal period.
Offsetting Assets and Liabilities

Fund	Description	Value of Securities on Loan	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Collateral Received	Net Amount
WBI BullBear Value 3000 ETF	Securities Lending	$2,768,757	$ —	$2,768,757	$2,852,254	$ —
WBI BullBear Yield 3000 ETF	Securities Lending	5,476,948	—	5,476,948	5,631,394	—
WBI BullBear Quality 3000 ETF	Securities Lending	2,524,072	—	2,524,072	2,608,968	—
WBI Power Factor™ High Dividend ETF	Securities Lending	6,815,382	—	6,815,382	7,006,796	—

23

Absolute Shares Trust
Notes to Financial Statements
December 31, 2025 (Continued)
NOTE 8 – TAX INFORMATION
The tax character of distributions declared by the Funds was as follows:

	Year Ended June 30, 2025			Year Ended June 30, 2024
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital	Ordinary Income	Long Term Capital Gain	Return of Capital
WBI BullBear Value 3000 ETF	$94,871	$ —	$6,806	$452,001	$ —	$ —
WBI BullBear Yield 3000 ETF	801,291	—	28,347	899,303	—	—
WBI BullBear Quality 3000 ETF	—	—	—	44,683	—	—
WBI Power Factor® High Dividend ETF	3,061,205	—	—	2,566,342	—	—

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2025, related to net capital gain to zero.
Each Fund’s cost basis of investments for federal income tax purposes as of June 30, 2025 was as follows:

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI Power Factor® High Dividend ETF
Cost of investments	$31,316,346	$36,991,583	$34,828,330	$70,082,882
Gross tax unrealized appreciation	1,873,570	1,472,428	2,800,643	5,224,969
Gross tax unrealized depreciation	(994,336)	(367,290)	(1,303,347)	(5,095,374)
Net tax unrealized appreciation	$879,234	$1,105,138	$1,497,296	$129,595

The components of distributable earnings (losses) for federal income tax purposes as of June 30, 2025 were as follows:

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI Power Factor® High Dividend ETF
Net tax unrealized appreciation (depreciation)	$879,234	$1,105,138	$1,497,296	$129,595
Undistributed ordinary income	—	—	—	41,262
Undistributed long term gain (loss)	—	—	—	—
Total distributable earnings	—	—	—	41,262
Other accumulated gain (loss)	(19,950,897)	(66,867,685)	(24,009,308)	(5,800,582)
Total accumulated gain (loss)	$(19,071,663)	$(65,762,547)	$(22,512,012)	$(5,629,725)

Net capital losses incurred after October 31, 2024, and December 31, 2024 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Fund	Capital	Ordinary
WBI BullBear Value 3000 ETF+	$—	$40,644
WBI BullBear Yield 3000 ETF+	—	—
WBI BullBear Quality 3000 ETF+	—	91,171
WBI Power Factor® High Dividend ETF	—	—

24

Absolute Shares Trust
Notes to Financial Statements
December 31, 2025 (Continued)
As of June 30, 2025, the Funds had the following short-term and long-term capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

Fund	Short-Term	Long-Term
WBI BullBear Value 3000 ETF+	$19,910,253	$—
WBI BullBear Yield 3000 ETF+	66,867,685	—
WBI BullBear Quality 3000 ETF+	23,917,137	—
WBI Power Factor® High Dividend ETF	4,846,808	953,774

+	Annual limitation may apply to a portion of the losses under IRC 382.
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect the permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to redemptions in-kind. At June 30, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities.

Fund	Paid-In Capital	Total Distributable Loss
WBI BullBear Value 3000 ETF+	$76,287	$(76,287)
WBI BullBear Yield 3000 ETF+	(3,889)	3,899
WBI BullBear Quality 3000 ETF+	279,400	(279,400)
WBI Power Factor® High Dividend ETF	688,345	(688,345)

NOTE 9 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	All Other
Fund	Purchases	Sales
WBI BullBear Value 3000 ETF	$107,805,910	$107,915,570
WBI BullBear Yield 3000 ETF	165,013,529	166,098,576
WBI BullBear Quality 3000 ETF	145,150,342	147,133,017
WBI Power Factor® High Dividend ETF	40,077,588	40,169,221

During the current fiscal period, the values of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
WBI BullBear Value 3000 ETF	$—	$1,294,139
WBI BullBear Yield 3000 ETF	—	4,739,371
WBI BullBear Quality 3000 ETF	—	3,612,617
WBI Power Factor® High Dividend ETF	3,078,711	2,985,163

During the current fiscal period, there were no purchases or sales of U.S. Government securities.
NOTE 10 – SHARE TRANSACTIONS
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges as the other shares of such Fund.

25

Absolute Shares Trust
Notes to Financial Statements
December 31, 2025 (Continued)
The Trust has entered into an agreement with NYSE Group, Inc. to list the Funds’ (“Shares”) on NYSE Arca, Inc., an indirect wholly-owned subsidiary of NYSE Group, Inc. Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Each Fund’s typical creation unit size Is as follows:

Fund	Creation Unit
WBI BullBear Value 3000 ETF	$10,000
WBI BullBear Yield 3000 ETF	10,000
WBI BullBear Quality 3000 ETF	10,000
WBI Power Factor® High Dividend ETF	10,000

Creation Units will be issued and redeemed principally in-kind, however, the Trust reserves the right to offer a cash option for creations and redemptions of Shares. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Corporation participant and, in each case, must have executed a participant agreement with Vigilant Distributors, LLC, the Funds’ distributor (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
Transactions in each Fund’s shares were as follows:

	WBI BullBear Value 3000 ETF				WBI BullBear Yield 3000 ETF
	Period Ended December 31, 2025		Year Ended June 30, 2025		Period Ended December 31, 2025		Year Ended June 30, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$—	—	$—	—	$—
Shares Issued in Connection with Acquisition	—	—	—	—	—	—	—	—
Shares Redeemed	(200,000)	(6,191,845)	(150,000)	(4,346,390)	(280,000)	(6,510,334)	(300,000)	(7,200,795)
	(200,000)	$(6,191,845)	(150,000)	$(4,346,390)	(280,000)	$(6,510,334)	(300,000)	$(7,200,795)
Beginning Shares	988,315		1,138,315		1,530,183		1,830,183
Ending Shares	788,315		988,315		1,250,183		1,530,183

	WBI BullBear Quality 3000 ETF				WBI Power Factor High Dividend ETF
	Period Ended December 31, 2025		Year Ended June 30, 2025		Period Ended December 31, 2025		Year Ended June 30, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$—	50,000	$1,600,020	200,000	$6,101,615
Shares Issued in Connection with Acquisition	—	—	—	—	—	—	—	—
Shares Redeemed	(180,000)	(6,149,891)	(150,000)	(5,278,970)	(160,000)	(5,025,162)	(350,000)	(10,367,845)
	(180,000)	$(6,149,891)	(150,000)	$(5,278,970)	(110,000)	$(3,425,142)	(150,000)	$(4,266,230)
Beginning Shares	1,027,182		1,177,182		1,900,000		2,050,000
Ending Shares	847,182		1,027,182		1,790,000		1,900,000

26

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment
The Absolute Shares Trust has historically engaged KPMG, LLP. to serve as the independent registered public accounting firm for the Trust. On September 25,2025, the Board of Trustees of the Trust considered and approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for each series of the Trust (each, a “Fund”) for the fiscal year ending June 30, 2026. In connection with this change, KPMG, LLP., each Fund’s prior independent registered public accounting firm, was dismissed effective as of September 25, 2025.
The reports of KPMG, LLP. on the financial statements of the Funds for the fiscal years ended June 30, 2025 and June 30, 2024 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
During the Funds’ fiscal years ended June 30, 2025 and June 30, 2024, and during the subsequent interim period from July 1, 2025 through September 25,2025 (the “Interim Period”), (i) there were no disagreements with KPMG, LLP. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, LLP., would have caused them to make reference thereto in their reports on the financial statements of such fiscal years or Interim Period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the Funds’ fiscal years ended June 30, 2025 and June 30, 2024, and during the Interim Period, neither the Trust nor anyone acting on its behalf consulted with Cohen & Company, Ltd. regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements, and no written report or oral advice was provided that Cohen & Company, Ltd. concluded was an important factor considered by the Trust in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K) or a reportable event (as described in Item 304(a)(1)(v)of Regulation S-K).
The Trust has requested that KPMG, LLP. furnish it with a letter addressed to the Securities and Exchange Commission stating whether it agrees with the statements made above.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10: Remuneration Paid to Directors, Officers, and other of Open-End Management Investment Companies
See Item 7(a).
Item 11: Statement Regarding basis for Approval of Investment Advisory Contract
Not applicable.

27

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

The Absolute Shares Trust has historically engaged KPMG, LLP. to serve as the independent registered public accounting firm for the Trust. On September 25, 2025, the Board of Trustees of the Trust considered and approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for each series of the Trust (each, a “Fund”) for the fiscal year ending June 30, 2026. In connection with this change, KPMG, LLP., each Fund’s prior independent registered public accounting firm, was dismissed effective as of September 25, 2025.

The reports of KPMG, LLP. on the financial statements of the Funds for the fiscal years ended June 30, 2025 and June 30, 2024 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Funds’ fiscal years ended June 30, 2025 and June 30, 2024, and during the subsequent interim period from July 1, 2025 through September 25, 2025 (the “Interim Period”), (i) there were no disagreements with KPMG, LLP. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, LLP., would have caused them to make reference thereto in their reports on the financial statements of such fiscal years or Interim Period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the Funds’ fiscal years ended June 30, 2025 and June 30, 2024, and during the Interim Period, neither the Trust nor anyone acting on its behalf consulted with Cohen & Company, Ltd. regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements, and no written report or oral advice was provided that Cohen & Company, Ltd. concluded was an important factor considered by the Trust in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K) or a reportable event (as described in Item 304(a)(1)(v) of Regulation S-K).

The Trust has requested that KPMG, LLP. furnish it with a letter addressed to the Securities and Exchange Commission stating whether it agrees with the statements made above.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Absolute Shares Trust

By (Signature and Title)*	/s/ Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date	7/27/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date	7/27/26

By (Signature and Title)*	/s/ Frederick Teufel, Jr.
Frederick Teufel, Jr., Treasurer and Principal Financial Officer

Date	7/29/26

 * Print the name and title of each signing officer under his or her signature.